Loss and loss adjustment expense reserves	12 Months Ended
Dec. 31, 2020
Loss and Loss Adjustment Expense Reserves [Abstract]
Loss and loss adjustment expense reserves
9. Loss and loss adjustment expense reserves (as adjusted - see Note 3)
As of December 31, 2020 and 2019, loss and loss adjustment expense reserves in the consolidated balance sheets was comprised of the following:

	2020	2019
Case loss and loss adjustment expense reserves	$265,619	$148,166
Incurred but not reported loss and loss adjustment expense reserves	1,043,458	963,359
Deferred gains on retroactive reinsurance contracts	991	167
	$1,310,068	$1,111,692
Reserving methodologies
The Company’s methodology for reserving for its reinsurance contracts and determining its loss and loss adjustment expense reserves, including incurred but not reported reserves, is as follows:
The Company’s actuaries perform an actuarial projection of the Company’s reserves quarterly and have a third-party actuarial review performed periodically. Reserves are estimated on an individual contract basis. The Company typically initially reserves individual contracts to the expected loss and loss expense ratio in its pricing analysis. The Company also considers the level of adequacy of the pricing loss ratio estimates, and may make upward or downward adjustments in the aggregate reserves if there is evidence that the pricing loss ratio estimates are biased in one direction or the other. As loss information is received from cedents, the Company incorporates other actuarial methods into its projection of ultimate losses and, hence, reserves.
In the Company’s pricing analyses, there is a significant amount of information unique to the individual client and, when necessary, the analysis is supplemented with industry data. Industry data primarily takes the form of paid and incurred development patterns from statutory financial statements and statistical agencies. For the Company’s actuarial reserve projections, the relevant information received from clients includes premium estimates, paid loss and loss adjustment expenses and case reserves. The Company’s actuaries review the data for reasonableness and research any noted anomalies. On each contract, the Company’s actuaries compare the expected paid and incurred amounts at each quarter-end with actual amounts reported. The Company’s actuaries also compare premiums received with projected premium receipts at each quarter end.
There is a time lag between when a covered loss event occurs and when it is reported to the Company’s cedents. There is also a time lag between when clients pay claims, establish case reserves and re-estimate their reserves, and when they notify the Company of the payments and/or new or revised case reserves. This reporting lag is typically 60 to 90 days after the end of a reporting period, but can be longer in some cases. The Company’s actuaries use techniques that adjust for this reporting lag. While it would be unusual to have lags that extend beyond 90 days, the Company’s actuarial techniques are designed to adjust for such a circumstance.
The principal actuarial methods (and associated key assumptions) used to perform the Company’s quarterly loss reserve analysis may include one or more of the following methods:
A priori loss ratio method
To estimate ultimate losses using the a priori loss ratio method, the Company multiplies earned premiums by an expected loss ratio. The expected loss ratio is selected as part of the pricing and utilizes individual client data, supplemented by industry data where necessary. This method is often useful when there is limited historical data due to few losses being incurred.
Paid loss development method
This method estimates ultimate losses by calculating past paid loss development factors and applying them to exposure periods with further expected paid loss development. The paid loss development method assumes that losses are paid at a rate consistent with the historical rate of payment. It provides an objective test of reported loss projections because paid losses contain no case reserve estimates. For some lines of business, claim payments are made slowly and it may take many years for claims to be fully reported and settled.
Incurred loss development method
This method estimates ultimate losses by using past incurred loss development factors and applying them to exposure periods with further expected incurred loss development. Since incurred losses include payments and case reserves, changes in both of these amounts are incorporated in this method. This approach provides a larger volume of data to estimate ultimate losses than paid loss methods. Thus, incurred loss patterns may be less varied than paid loss patterns, especially for coverages that have historically been paid out over a long period of time but for which claims are incurred relatively early and case loss reserve estimates are established.
Bornhuetter-Ferguson paid and incurred loss methods
These methods are a weighted average of the a priori loss ratio method and the relevant development method. The weighting between the two methods depends on the maturity of the business. This means that for the more recent years a greater weight is placed on the a priori loss ratio method, while for the more mature years a greater weight is placed on the development methods. These methods avoid some of the distortions that could result from a large development factor being applied to a small base of paid or incurred losses to calculate ultimate losses. This method will react slowly if actual paid or incurred loss experience develops differently than historical paid or incurred loss experience because of major changes in rate levels, retentions or deductibles, the forms and conditions of coverage, the types of risks covered or a variety of other factors.
IBNR to outstanding ratio method
This method is used in selected cases typically for very mature years that still have open claims. This method assumes that the estimated future loss development is indicated by the current level of case reserves.
Key to the projection of ultimate loss is the amount of credibility or weight assigned to each actuarial method. Each method has advantages and disadvantages, and those can change depending on numerous factors including the reliability of the underlying data. The selection and weighting of the projection methods is a highly subjective process. In order to achieve a desirable amount of consistency from study to study and between contracts, the Company’s actuaries have implemented a weighting scheme that incorporates numerous “rules” for the weighting of actuarial methods. These rules attempt to effectively standardize the process used for selecting weights for the various methods. There are numerous circumstances where the rules would be modified for specific reinsurance contracts; examples would include a large market event or new information on historical years that may cause us to increase our a priori loss ratio.
As part of the Company’s quarterly reserving process, loss-sensitive contingent expenses (e.g., profit commissions, sliding-scale ceding commissions, etc.) are calculated on an individual contract basis. These expense calculations are based on the updated ultimate loss estimates derived from the Company's quarterly reserving process.
The Company’s reserving methodologies use a loss reserving model that calculates a point estimate for the Company’s ultimate losses. Although the Company believes that its assumptions and methodologies are reasonable, the ultimate payments may vary, potentially materially, from the estimates that the Company has made.
Catastrophe event estimates
Some of the Company’s contracts are exposed to losses from catastrophes (either natural catastrophes or man-made catastrophes). Given the high-severity, low-frequency nature of these events, the losses typically generated therefrom do not lend themselves to traditional actuarial reserving methods, such as those described above. Therefore, our reserving approach for these types of coverages is to estimate the ultimate cost associated with a single loss event rather than analyzing the historical development patterns of past losses for estimating ultimate losses for an entire contract. We estimate our reserves for these catastrophe events on a contract-by-contract basis by means of a review of policies with known or potential exposure to a particular loss event. We consider the following information when making these contract-by-contract estimates of catastrophe event losses: information provided by cedents and brokers; industry loss estimates; catastrophe model output; and the terms and conditions of the contracts with exposure to those events. Initial estimates are established in the period that a catastrophe event occurs and are then monitored each subsequent quarter, considering the latest information available.
There were no significant changes made to the Company’s methodology for calculating loss and loss adjustment reserves for the year ended December 31, 2020.
Roll forward of loss and loss adjustment expense reserves
The following table represents the activity in the loss and loss adjustment expense reserves for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Gross reserves for loss and loss adjustment expenses, beginning of year	$1,111,692	$937,157	$720,570
Less: loss and loss adjustment expenses recoverable, beginning of year	(5,520)	(2,031)	(1,113)
Less: deferred charges on retroactive reinsurance contracts	(6,738)	(3,847)	—
Net reserves for loss and loss adjustment expenses, beginning of year	1,099,434	931,279	719,457
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Current year	431,506	489,994	434,276
Prior years	33,792	(86,495)	4,138
Total incurred loss and loss adjustment expenses	465,298	403,499	438,414
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Current year	(73,550)	(63,638)	(85,173)
Prior years	(209,534)	(188,392)	(132,336)
Total net paid losses	(283,084)	(252,030)	(217,509)
Foreign currency translation	8,051	16,686	(9,083)
Net reserves for loss and loss adjustment expenses, end of year	1,289,699	1,099,434	931,279
Plus: loss and loss adjustment expenses recoverable, end of year	14,375	5,520	2,031
Plus: deferred charges on retroactive reinsurance contracts	5,994	6,738	3,847
Gross reserves for loss and loss adjustment expenses, end of year	$1,310,068	$1,111,692	$937,157
Changes in the Company’s loss and loss adjustment expense reserves result from re-estimating loss reserves and from changes in premium earnings estimates. Furthermore, many of the Company’s contracts have sliding scale or profit commissions whereby loss reserve development can be offset by changes in acquisition costs that vary inversely with loss experience. In some instances, the Company can have loss reserve development on contracts where there is no sliding scale or profit commission or where the loss ratio falls outside of the loss ratio range to which the sliding scale or profit commission applies.
The $33.8 million net increase in prior years’ reserves for the year ended December 31, 2020 includes $18.8 million increase in loss reserves resulting from increases in premium earnings estimates on certain contracts and $15.0 million of net adverse reserve development related to increases in loss reserve estimates. The net increase in loss reserves as well as the changes in acquisition costs as a result of sliding scale or profit commissions is explained as follows:
•The $18.8 million net increase in loss and loss adjustment expenses incurred resulting from increases in premium earnings estimates was accompanied by a $5.0 million increase in acquisition costs, for a total of $23.8 million increase in loss and loss adjustment expenses incurred and acquisition costs. The increase in loss and loss adjustment expenses incurred and acquisition costs was due to an increase in prior period earned premium of $27.9 million. The increase in prior period earned premium was the result of changes in ultimate premium and earning pattern estimates. The net impact was a $4.1 million improvement in the net underwriting results for the year ended December 31, 2020.
•The $15.0 million of net adverse prior years’ reserve development related to increases in loss reserve estimates for the year ended December 31, 2020 was accompanied by net increases of $11.8 million in acquisition costs and net decreases of $7.8 million in earned premium, resulting in a $34.6 million increase in net underwriting loss, primarily due to:
•$19.9 million and $18.9 million of net adverse underwriting loss development relating to our general liability and multi-line contracts, respectively, as a result of worse than expected loss experience. The adverse underwriting loss development is a result of accumulated loss experience and cedent reserving increases, indicating that underlying casualty loss trends are higher than initial pricing and reserving, consistent with the industry impact of social inflation. In addition, the current elevated level of uncertainty makes historical data less applicable for future projections, and has contributed to an increase in the estimate of ultimate losses on certain accounts; partially offset by
•$7.6 million of improvement in net underwriting loss development relating to our workers’ compensation contracts as a result of better than expected loss experience; and
•$2.4 million of improvement in net underwriting loss development relating to one retroactive reinsurance contract as a result of better than expected loss experience. This retroactive reinsurance contract had profit commission terms such that the net favorable prior years’ reserve development of $21.6 million associated with this contract was offset by an increase in acquisition costs of $19.2 million.
•In total, the change in net underwriting loss for prior periods due to loss reserve development and adjustments to premium earnings estimates resulted in a $30.5 million increase in net underwriting loss for the year ended December 31, 2020.
As of December 31, 2020, the Company had unamortized deferred charges of $6.0 million (December 31, 2019 - $6.7 million) relating to retroactive reinsurance contracts. Deferred charges on retroactive contracts are recorded in other assets on the Company’s consolidated balance sheets.
The $86.5 million net decrease in prior years’ reserves for the year ended December 31, 2019 includes $98.5 million of net favorable reserve development related to decreases in loss reserve estimates, partially offset by a $12.0 million increase in loss reserves resulting from increases in premium earnings estimates on certain contracts. The net decrease in loss reserves as well as the impact of any offsetting changes in acquisition costs as a result of sliding scale or profit commissions is explained as follows:
•The $98.5 million of net favorable prior years’ reserve development for the year ended December 31, 2019 was accompanied by net increases of $100.9 million in acquisition costs and net increases of $7.8 million in earned premium, resulting in a $5.4 million improvement in the net underwriting results, primarily due to:
•$14.9 million of improvement in net underwriting loss development relating to our workers’ compensation contracts as a result of better than expected loss experience;
•$3.5 million of improvement in net underwriting loss development relating to our non-standard auto contracts as a result of better than expected loss experience;
•$0.5 million of improvement in net underwriting loss development relating to one retroactive reinsurance contract as a result of better than expected loss experience. This retroactive reinsurance contract had profit commission terms such that the net favorable reserve development associated with this contract of $69.4 million was offset by an increase in acquisition costs of $68.9 million; partially offset by
•$8.8 million of net adverse underwriting loss development relating to our general liability contracts as a result of worse than expected loss experience; and
•$8.1 million of net adverse underwriting loss development relating to our multi-line contracts as a result of worse than expected loss experience.
•The $12.0 million net increase in loss and loss adjustment expenses incurred resulting from increases in premium earnings estimates was accompanied by a $7.2 million decrease in acquisition costs, for a total of $4.8 million increase in loss and loss adjustment expenses incurred and acquisition costs. The increase in loss and loss adjustment expenses incurred and acquisition costs was due to an increase in prior period earned premium of $3.1 million. The increase in prior period earned premium was the result of changes in ultimate premium and earning pattern estimates. The net impact was a $1.7 million increase in net underwriting loss for the year ended December 31, 2019.
•In total, the change in net underwriting loss for prior periods due to loss reserve development and adjustments to premium earnings estimates resulted in a $3.7 million improvement in the net underwriting results for the year ended December 31, 2019.
The $4.1 million net increase in prior years’ reserves for the year ended December 31, 2018 includes $12.9 million of net favorable reserve development related to decreases in loss reserve estimates and $17.0 million increase in loss reserves resulting from increases in premium earnings estimates on certain contracts. The net increase in loss reserves as well as the impact of any offsetting changes in acquisition costs as a result of sliding scale or profit commissions is explained as follows:
•The $12.9 million of net favorable prior years’ reserve development for the year ended December 31, 2018 was accompanied by net increases of $7.7 million in acquisition costs, resulting in a $5.2 million improvement in the net underwriting results, primarily due to:
•$15.8 million of net favorable underwriting loss development relating to workers’ compensation, multi-line and credit and financial lines contracts. The favorable development was the result of better than expected loss experience and was partially offset by;
•$10.5 million of net adverse underwriting loss development primarily relating to our general liability and homeowners’ contracts, as a result of worse than expected loss experience.
•The $17.0 million net increase in loss and loss adjustment expenses incurred resulting from increases in premium earnings estimates was accompanied by a $5.4 million increase in acquisition costs, for a total of $22.4 million increase in loss and loss adjustment expenses incurred and acquisition costs. The increase in loss and loss adjustment expenses incurred and acquisition costs was due to an increase in prior period earned premium of $23.4 million. The increase in prior period earned premium was the result of changes in ultimate premium and earning pattern estimates. The net impact was a $1.0 million improvement in the net underwriting results for the year ended December 31, 2018.
•In total, the change in net underwriting loss for prior periods due to loss reserve development and adjustments to premium earnings estimates resulted in a $6.2 million improvement in the net underwriting results for the year ended December 31, 2018.
Incurred and paid development tables by accident year
The Company manages its business on the basis of four operating segments, accident & health, specialty, property and runoff & other. The Company has disaggregated its loss information presented in the tables below by prospective and retroactive reinsurance. For its prospective reinsurance business, the Company further disaggregated by the different lines of business included in this segment. The Company’s retroactive reinsurance contracts have been presented by year of inception. The Company’s retroactive reinsurance contracts within each inception year share similar characteristics and as a result, have not been disaggregated further. The Company has presented the below development tables for all accident years shown using exchange rates as at December 31, 2020. All accident years prior to the current year have been restated and presented using the current year exchange rate.
The Company’s loss reserve analysis is based primarily on underwriting year data. The preparation of accident year development tables requires an allocation of underwriting year data to the corresponding accident years. For instance, a contract written in one particular underwriting year may have exposure to losses from two or more accident years. These allocations are done using accident year loss payment and reporting patterns, along with premium earnings patterns. These patterns are derived from either company-specific or industry historical loss data, depending on availability and applicability. The Company believes that its allocations are reasonable; however, to the extent that the Company’s allocation procedure for loss and loss adjustment expenses incurred differs from actual historical development, the actual loss development may differ materially from the loss development presented.
As described in the roll forward of loss and loss adjustment expense reserves section above, changes in the Company’s loss and loss adjustment expense reserves result from both re-estimating loss reserves as well as changes in premium estimates. In addition, many of the Company’s contracts have sliding scale or profit commissions whereby loss reserve development can be offset by changes in acquisition costs. See additional disclosure above on the net impact on underwriting income after considering the impact of changes in premium estimates and the impact of acquisition costs for the years ended December 31, 2020, 2019 and 2018.
Property and Casualty Reinsurance - Prospective Reinsurance Contracts
The following tables provide a breakdown of the Company’s loss and loss adjustment expenses incurred, net and net loss and loss adjustment expenses paid by accident year by line of business for the Company’s prospective reinsurance contracts for the year ended December 31, 2020. The information related to loss and loss adjustment expenses incurred, net and net loss and loss adjustment expenses paid for the years ended December 31, 2012 through 2019 is presented as supplementary information and is unaudited:
Global A&H

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	716	716	813	829	2
2018	—	—	—	—	—	—	2,624	2,982	3,039	7
2019	—	—	—	—	—	—	—	3,437	3,565	1,001
2020	—	—	—	—	—	—	—	—	3,153	2,671
Total									$10,586	$3,681

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	4	261	575	827
2018	—	—	—	—	—	—	957	2,109	3,032
2019	—	—	—	—	—	—	—	1,640	2,564
2020	—	—	—	—	—	—	—	—	482
Total									$6,905

Global A&H - net reserves for loss and loss adjustment expenses, end of year									$3,681
Marine & Energy

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	4,673	3,885	812	730	119	80
2017	—	—	—	—	—	3,932	2,829	3,212	3,478	525
2018	—	—	—	—	—	—	3,589	3,852	3,088	585
2019	—	—	—	—	—	—	—	3,967	4,250	2,839
2020	—	—	—	—	—	—	—	—	3,442	3,419
Total									$14,377	$7,448

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	126
2018	—	—	—	—	—	—	—	—	2,003
2019	—	—	—	—	—	—	—	—	153
2020	—	—	—	—	—	—	—	—	—
Total									$2,282

Marine & Energy - net reserves for loss and loss adjustment expenses, end of year									$12,095
Credit

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	364	408	113	107	99	77	80	77	—
2014	—	—	5,844	2,657	2,430	2,204	1,384	1,454	1,341	—
2015	—	—	—	5,249	5,048	4,760	4,012	3,129	2,665	78
2016	—	—	—	—	10,750	10,732	10,825	6,564	6,752	1,247
2017	—	—	—	—	—	13,356	13,460	7,029	7,445	2,511
2018	—	—	—	—	—	—	17,415	10,661	12,035	4,947
2019	—	—	—	—	—	—	—	17,740	19,348	10,352
2020	—	—	—	—	—	—	—	—	22,803	9,402
Total									$72,466	$28,537

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	11	66	74	78	77	77	76
2014	—	—	42	784	1,038	1,318	1,322	1,344	1,310
2015	—	—	—	402	1,128	2,045	2,328	2,503	2,408
2016	—	—	—	—	1,013	2,326	3,419	4,197	4,213
2017	—	—	—	—	—	1,100	2,332	3,026	3,319
2018	—	—	—	—	—	—	897	2,716	3,989
2019	—	—	—	—	—	—	—	1,900	3,368
2020	—	—	—	—	—	—	—	—	8,230
Total									$26,913

Credit - net reserves for loss and loss adjustment expenses, end of year									$45,553
Casualty

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$17,284	$16,798	$16,842	$17,130	$17,148	$17,053	$17,230	$17,287	$17,377	$7
2013	—	48,279	48,606	52,837	52,787	52,735	52,601	52,230	52,450	486
2014	—	—	167,001	174,182	174,714	168,861	168,102	167,237	170,052	11,237
2015	—	—	—	189,321	199,697	183,964	186,499	195,821	195,369	23,674
2016	—	—	—	—	206,074	202,618	205,252	208,768	215,964	48,630
2017	—	—	—	—	—	181,109	186,073	186,623	197,100	73,252
2018	—	—	—	—	—	—	196,161	195,043	203,571	99,702
2019	—	—	—	—	—	—	—	148,962	160,409	94,732
2020	—	—	—	—	—	—	—	—	123,722	101,140
Total									$1,336,014	$452,860

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$5,713	$10,613	$14,404	$15,730	$16,351	$16,114	$16,458	$16,695	$17,038
2013	—	11,260	26,386	35,526	41,892	46,319	48,545	49,855	50,281
2014	—	—	49,855	113,933	127,284	134,658	140,576	143,441	145,293
2015	—	—	—	45,434	95,143	112,164	126,400	134,143	141,579
2016	—	—	—	—	42,665	96,910	114,312	127,468	137,822
2017	—	—	—	—	—	29,550	63,183	78,105	97,029
2018	—	—	—	—	—	—	25,181	55,558	78,508
2019	—	—	—	—	—	—	—	16,826	42,471
2020	—	—	—	—	—	—	—	—	9,980
Total									$720,001

Casualty - net reserves for loss and loss adjustment expenses, end of year									$616,013
Other Specialty

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	2,317	4,272	4,564	4,564	4,564	4,564	4,564	4,564	—
2014	—	—	27,671	20,272	24,214	19,570	21,346	21,355	21,355	174
2015	—	—	—	61,160	84,198	81,934	81,186	81,320	81,312	525
2016	—	—	—	—	91,574	92,759	90,648	91,332	91,409	259
2017	—	—	—	—	—	80,058	85,255	86,544	86,900	1,754
2018	—	—	—	—	—	—	88,621	100,329	97,627	28,803
2019	—	—	—	—	—	—	—	134,382	152,307	86,385
2020	—	—	—	—	—	—	—	—	136,121	101,140
Total									$671,595	$219,040

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	1,243	4,563	4,563	4,563	4,563	4,563	4,563
2014	—	—	1,221	14,304	20,921	19,034	20,792	21,082	21,139
2015	—	—	—	30,999	66,086	74,904	77,815	79,727	80,301
2016	—	—	—	—	30,997	77,062	85,422	88,842	90,256
2017	—	—	—	—	—	54,370	75,379	81,290	84,079
2018	—	—	—	—	—	—	31,096	48,967	55,655
2019	—	—	—	—	—	—	—	19,930	49,036
2020	—	—	—	—	—	—	—	—	23,148
Total									$408,177

Other Specialty - net reserves for loss and loss adjustment expenses, end of year									$263,418
Property Catastrophe Excess Reinsurance

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	39,582	39,250	11,000
2020	—	—	—	—	—	—	—	—	59,245	44,628
Total									$98,495	$55,628

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	470	15,326
2020	—	—	—	—	—	—	—	—	7,321
Total									$22,647

Property Catastrophe Excess Reinsurance - net reserves for loss and loss adjustment expenses, end of year									$75,848
Property Risk and Pro Rata

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$10,917	$8,672	$9,375	$9,353	$9,416	$9,472	$9,501	$9,490	$9,484	$2
2013	—	27,765	24,980	25,766	25,882	25,785	26,170	26,051	26,378	232
2014	—	—	40,256	40,920	41,336	44,627	46,500	46,303	46,719	576
2015	—	—	—	50,330	52,533	54,635	56,313	56,201	56,583	902
2016	—	—	—	—	45,415	43,038	43,799	43,733	43,810	1,108
2017	—	—	—	—	—	41,237	41,833	41,753	41,926	1,576
2018	—	—	—	—	—	—	54,084	52,344	52,650	5,797
2019	—	—	—	—	—	—	—	53,597	53,713	7,096
2020	—	—	—	—	—	—	—	—	59,159	29,199
Total									$390,422	$46,488

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$4,656	$8,381	$9,075	$9,186	$9,352	$9,400	$9,482	$9,483	$9,482
2013	—	14,635	22,229	24,023	25,167	25,406	25,815	25,993	26,127
2014	—	—	19,420	34,381	38,448	42,775	44,533	45,312	45,937
2015	—	—	—	22,706	43,382	48,360	51,783	53,924	55,066
2016	—	—	—	—	21,593	31,871	37,044	39,651	41,872
2017	—	—	—	—	—	24,713	33,436	37,171	39,282
2018	—	—	—	—	—	—	26,458	35,169	45,146
2019	—	—	—	—	—	—	—	22,624	43,542
2020	—	—	—	—	—	—	—	—	24,454
Total									$330,908

Property Risk and Pro Rata - net reserves for loss and loss adjustment expenses, end of year									$59,514
Agriculture

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$52,105	$49,942	$50,055	$50,055	$50,065	$50,104	$50,104	$50,104	$50,104	$1
2013	—	23,273	24,274	23,450	23,138	23,135	23,138	23,125	23,128	1
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—	—
Total									$73,232	$2

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$2,666	$48,455	$50,024	$50,025	$50,067	$50,103	$50,103	$50,103	$50,103
2013	—	—	22,232	23,138	23,134	23,135	23,137	23,127	23,127
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Total									$73,230

Agriculture - net reserves for loss and loss adjustment expenses, end of year									$2
Other

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	2,863	2,863
Total									$2,863	$2,863

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Total									$—

Other - net reserves for loss and loss adjustment expenses, end of year									$2,863
Property and Casualty Reinsurance - Retroactive Reinsurance Contracts
The Company writes reinsurance contracts that provide limited protection against adverse development on loss originating from multiple accident years. The Company has other retroactive exposure within contracts that provide primarily prospective coverage. These contracts are included in the prospective reinsurance tables above. These contracts are typically part of prospective reinsurance contracts with a small portion of retroactive exposure resulting from the delay between the dates when the relevant contract was bound and the dates on which each incepted. The information below includes loss and loss adjustment expenses incurred, net and loss and loss adjustment expenses paid, net, by accident year for the Company's retroactive reinsurance contracts presented by year of inception of the retroactive reinsurance contracts.
The Company's estimate for loss and loss adjustment expenses incurred, net, at inception of all retroactive reinsurance contracts entered into to date was the same when the contract incepted and at the relevant year end position. As a result, there was no development in the year of inception for any of the Company's retroactive reinsurance contracts written to date. In addition, there were no loss and loss adjustment expenses paid, net, at inception of the Company's retroactive reinsurance contracts. The information related to loss and loss adjustment expenses incurred, net and net loss and loss adjustment expenses paid for the years ended December 31, 2012 through 2019 is presented as supplementary information and is unaudited.
Retroactive contracts incepting in the year ended December 31, 2012
The Company did not enter into any retroactive reinsurance contracts during the year ended December 31, 2012.
Retroactive contracts incepting in the year ended December 31, 2013

Loss and loss adjustment expenses incurred, net
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net

	<---------------------------------------- Unaudited --------------------------------------------------->
2011	$5,419	$4,173	$4,173	$4,173	$4,173	$4,173	$4,173	$4,173	$—
2012	10,197	7,853	7,853	7,853	7,853	7,853	7,853	7,853	—
2013	4,908	3,779	3,779	3,779	3,779	3,779	3,779	3,779	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Total								$15,805	$—

Cumulative net loss and loss adjustment expenses paid
Accident year	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------- Unaudited --------------------------------------------------->
2011	$—	$1,654	$4,173	$4,173	$4,173	$4,173	$4,173	$4,173
2012	—	3,113	7,853	7,853	7,853	7,853	7,853	7,853
2013	—	1,498	3,779	3,779	3,779	3,779	3,779	3,779
2014	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—
Total								$15,805
Net reserves for loss and loss adjustment expenses from 2011 to 2020								—
Net reserves for loss and loss adjustment expenses prior to 2011								—
Retroactive contracts incepting in the year ended December 31, 2013 - net reserves for loss and loss adjustment expenses, end of year								$—
Retroactive contracts incepting in the year ended December 31, 2014

Loss and loss adjustment expenses incurred, net
Accident year	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net

	<---------------------------------------- Unaudited ----------------------------------->
2011	$4,293	$3,498	$3,090	$3,274	$2,895	$1,529	$1,529	$—
2012	12,343	10,930	9,655	10,230	9,045	4,778	4,778	—
2013	19,174	17,142	15,143	16,045	14,185	7,493	7,493	—
2014	10,851	9,711	8,578	9,089	8,035	4,245	4,245	—
2015	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—
Total							$18,045	$—

Cumulative net loss and loss adjustment expenses paid
Accident year	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------- Unaudited ----------------------------------->
2011	$—	$—	$—	$—	$—	$—	$1,529
2012	—	—	—	—	—	—	4,778
2013	—	—	—	—	—	—	7,493
2014	—	—	—	—	—	—	4,245
2015	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—
Total							$18,045
Net reserves for loss and loss adjustment expenses from 2011 to 2020							—
Net reserves for loss and loss adjustment expenses prior to 2011							—
Retroactive contracts incepting in the year ended December 31, 2014 - net reserves for loss and loss adjustment expenses, end of year							$—
Retroactive contracts incepting in the year ended December 31, 2015

Loss and loss adjustment expenses incurred, net
Accident year	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net

	<-------------------------------- Unaudited --------------------------->
2011	$10,433	$10,433	$7,913	$7,527	$4,509	$3,108	$3,108
2012	15,400	15,400	11,820	11,482	6,817	4,480	4,480
2013	18,995	18,995	14,600	14,216	8,432	5,510	5,510
2014	41,992	41,992	32,545	32,143	18,953	11,971	11,971
2015	2,596	2,596	1,788	1,395	913	913	913
2016	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—
Total						$25,982	$25,982

Cumulative net loss and loss adjustment expenses paid
Accident year	2015	2016	2017	2018	2019	2020
	<-------------------------------- Unaudited --------------------------->
2011	$—	$—	$—	$—	$—	$—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	—	—	—	—	—
2017	—	—	—	—	—	—
2018	—	—	—	—	—	—
2019	—	—	—	—	—	—
2020	—	—	—	—	—	—
Total						$—
Net reserves for loss and loss adjustment expenses from 2011 to 2020						25,982
Net reserves for loss and loss adjustment expenses prior to 2011						3,454
Retroactive contracts incepting in the year ended December 31, 2015 - net reserves for loss and loss adjustment expenses, end of year						$29,436
Retroactive contracts incepting in the year ended December 31, 2016
The Company did not enter into any retroactive reinsurance contracts during the year ended December 31, 2016.
Retroactive contracts incepting in the year ended December 31, 2017

Loss and loss adjustment expenses incurred, net
Accident year	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<-------------- Unaudited -------------->
2011	$1,693	$1,612	$966	$871	$871
2012	2,248	2,174	1,295	1,158	1,158
2013	3,460	3,365	2,000	1,783	1,783
2014	9,894	9,765	5,768	5,101	5,101
2015	13,002	12,805	7,570	6,703	6,703
2016	24,643	24,408	14,397	12,708	12,708
2017	50,570	50,588	29,719	26,090	26,090
2018	—	—	—	—	—
2019	—	—	—	—	—
2020	—	—	—	—	—
Total				$54,414	$54,414

Cumulative net loss and loss adjustment expenses paid
Accident year	2017	2018	2019	2020
	<-------------- Unaudited -------------->
2011	$—	$—	$—	$—
2012	—	—	—	—
2013	—	—	—	—
2014	—	—	—	—
2015	—	—	—	—
2016	—	—	—	—
2017	—	—	—	—
2018	—	—	—	—
2019	—	—	—	—
2020	—	—	—	—
Total				$—
Net reserves for loss and loss adjustment expenses from 2011 to 2020				54,414
Net reserves for loss and loss adjustment expenses prior to 2011				485
Retroactive contracts incepting in the year ended December 31, 2017 - net reserves for loss and loss adjustment expenses, end of year				$54,899

Retroactive contracts incepting in the year ended December 31, 2018

Loss and loss adjustment expenses incurred, net
Accident year	2018	2019	2020	IBNR loss and LAE reserves, net
	<------ Unaudited ------>
2011	$200	$132	$132	$129
2012	452	376	376	102
2013	2,300	2,072	2,072	148
2014	6,000	5,466	5,466	241
2015	13,184	12,092	12,092	330
2016	20,093	18,488	18,488	364
2017	17,847	16,439	16,439	280
2018	15,396	14,240	14,240	101
2019	—	—	—	—
2020	—	—	—	—
Total			$69,305	$1,695

Cumulative net loss and loss adjustment expenses paid
Accident year	2018	2019	2020
	<------ Unaudited ------>
2011	$—	$3	$3
2012	—	274	274
2013	—	1,924	1,924
2014	—	5,225	5,225
2015	—	11,762	11,762
2016	—	18,124	18,124
2017	—	16,159	16,159
2018	—	14,139	14,139
2019	—	—	—
2020	—	—	—
Total			$67,610
Net reserves for loss and loss adjustment expenses from 2011 to 2020			1,695
Net reserves for loss and loss adjustment expenses prior to 2011			348
Retroactive contracts incepting in the year ended December 31, 2018 - net reserves for loss and loss adjustment expenses, end of year			$2,043
Retroactive contracts incepting in the year ended December 31, 2019

Loss and loss adjustment expenses incurred, net
Accident year	2019	2020	IBNR loss and LAE reserves, net
	Unaudited
2011	$2,064	$2,218	$2,218
2012	1,211	1,286	1,286
2013	1,983	2,152	2,152
2014	4,328	4,750	4,750
2015	6,197	6,815	6,815
2016	10,858	12,106	12,106
2017	12,908	14,309	14,309
2018	16,769	18,544	18,544
2019	35,527	39,913	39,913
2020	—	—	—
Total		$102,093	$102,093

Cumulative net loss and loss adjustment expenses paid
Accident year	2019	2020
	Unaudited
2011	$—	$—
2012	—	—
2013	—	—
2014	—	—
2015	—	—
2016	—	—
2017	—	—
2018	—	—
2019	—	—
2020	—	—
Total		$—
Net reserves for loss and loss adjustment expenses from 2011 to 2020		102,093
Net reserves for loss and loss adjustment expenses prior to 2011		2,553
Retroactive contracts incepting in the year ended December 31, 2019 - net reserves for loss and loss adjustment expenses, end of year		$104,646
Retroactive contracts incepting in the year ended December 31, 2020

Loss and loss adjustment expenses incurred, net
Accident year	2020	IBNR loss and LAE reserves, net
2011	$184	$184
2012	177	177
2013	255	255
2014	630	630
2015	811	811
2016	2,089	2,090
2017	2,319	2,319
2018	2,336	2,336
2019	3,337	3,337
2020	7,540	7,541
Total	$19,678	$19,680

Cumulative net loss and loss adjustment expenses paid
Accident year	2020
2011	$—
2012	—
2013	—
2014	—
2015	—
2016	—
2017	—
2018	—
2019	—
2020	—
Total	$—
Net reserves for loss and loss adjustment expenses from 2011 to 2020	19,678
Net reserves for loss and loss adjustment expenses prior to 2011	10
Retroactive contracts incepting in the year ended December 31, 2020 - net reserves for loss and loss adjustment expenses, end of year	$19,688
Reconciliation of loss development information to loss and loss adjustment expense reserves
The following table provides a reconciliation of the Company's loss and loss expense reserves as of December 31, 2020:

2020
Prospective reinsurance contracts
Global A&H	$3,681
Marine & Energy	12,095
Credit	45,553
Casualty	616,013
Other Specialty	263,418
Property Catastrophe Excess Reinsurance	75,848
Property Risk and Pro Rata	59,514
Agriculture	2
Other	2,863
Retroactive reinsurance contracts
Retroactive contracts incepting in the year ended December 31, 2012	—
Retroactive contracts incepting in the year ended December 31, 2013	—
Retroactive contracts incepting in the year ended December 31, 2014	—
Retroactive contracts incepting in the year ended December 31, 2015	29,436
Retroactive contracts incepting in the year ended December 31, 2016	—
Retroactive contracts incepting in the year ended December 31, 2017	54,899
Retroactive contracts incepting in the year ended December 31, 2018	2,043
Retroactive contracts incepting in the year ended December 31, 2019	104,646
Retroactive contracts incepting in the year ended December 31, 2020	19,688
Net reserves for loss and loss adjustment expenses, end of year	1,289,699

Loss and loss adjustment expenses recoverable
Global A&H	—
Marine & Energy	—
Credit	2,373
Casualty	8,982
Other Specialty	—
Property Catastrophe Excess Reinsurance	218
Property Risk and Pro Rata	2,801
Agriculture	1
Other	—
Total loss and loss adjustment expenses recoverable	14,375

Deferred charges on retroactive reinsurance contracts	5,994
Gross reserves for loss and loss adjustment expenses, end of year	$1,310,068
Cumulative claims frequency
The Company determined that the disclosure of claim frequency analysis was impracticable. As a result, no claims frequency information has been disclosed. The Company’s business is primarily comprised of reinsurance contracts written on a quota share or aggregate loss basis and the underlying claim count information is not provided for most contracts. Furthermore, even if claim counts were made available by the Company’s cedents, the quota share cession percentage varies for each contract, resulting in the cedent claim counts not being a meaningful measure of the Company’s loss exposure.
Claims duration
The following table is presented as supplementary information and presents the Company’s historical average annual percentage payout of loss and loss adjustment expenses incurred, net by age, as of December 31, 2020:

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9
	(Unaudited)
Prospective reinsurance contracts
Global A&H	23.3%	31.6%	34.1%	30.4%	—%	—%	—%	—%	—%
Marine & Energy	—%	0.9%	21.6%	1.8%	—%	—%	—%	—%	—%
Credit	12.7%	22.2%	26.9%	11.6%	3.1%	(1.1)%	(1.4)%	(1.5)%	—%
Casualty	19.2%	24.2%	11.8%	7.8%	4.9%	2.1%	1.9%	1.1%	2.0%
Other Specialty	25.3%	34.8%	22.9%	0.3%	3.0%	0.7%	0.1%	—%	—%
Property Catastrophe Excess Reinsurance	6.8%	37.8%	—%	—%	—%	—%	—%	—%	—%
Property Risk and Pro Rata	47.6%	29.5%	10.2%	5.3%	3.1%	1.4%	1.0%	0.3%	—%
Agriculture	2.7%	93.8%	3.5%	—%	—%	—%	—%	—%	—%
Other	—%	—%	—%	—%	—%	—%	—%	—%	—%
Retroactive reinsurance contracts
Retroactive contracts incepting in the year ended December 31, 2012	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2013	4.4%	23.7%	31.4%	4.6%	3.4%	2.6%	3.3%	—%	n/a
Retroactive contracts incepting in the year ended December 31, 2014	—%	—%	—%	—%	—%	—%	—%	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2015	—%	—%	—%	—%	—%	—%	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2016	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2017	—%	—%	—%	—%	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2018	—%	97.1%	—%	n/a	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2019	—%	—%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2020	—%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
The Company was incorporated on October 6, 2011, commenced underwriting operations in January 2012 and predominantly writes a mix of personal and commercial lines. As a result, the Company has limited historical data and is unable to present a full cycle of claim payments.